Taxation - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Expense Benefits [line items]
Applicable tax rate	19.00%	19.00%	19.25%
Bank corporation tax surcharge		8.00%		8.00%
Effective tax rate	27.60%	25.80%	28.30%
Unrecognised capital losses carried forward	£ 0	£ 0
Increase decrease in deferred tax liability	£ 12
Banking Entities [member]
Income Tax Expense Benefits [line items]
Applicable tax rate	27.00%	27.00%	27.25%
Non-banking Entities [member]
Income Tax Expense Benefits [line items]
Applicable tax rate	19.00%	19.00%	19.25%
Deferred Tax Assets That Rely on Future Profitability Excluding Timing Differences [member]
Income Tax Expense Benefits [line items]
Recognised capital losses carried forward	£ 11	£ 17
Finance (No.2) Act 2016 [member] | Bottom of Range [member] | Corporation Tax Rate in 2020 [member]
Income Tax Expense Benefits [line items]
Applicable tax rate	17.00%	17.00%